RESTATEMENTOF PREVIOUSLY ISSUED FINANCIAL STATEMENT	12 Months Ended
Mar. 31, 2023
Accounting Changes and Error Corrections [Abstract]
RESTATEMENTOF PREVIOUSLY ISSUED FINANCIAL STATEMENT

NOTE 3 – RESTATEMENTOF PREVIOUSLY ISSUED FINANCIAL STATEMENT

As a result of the findings based on the SEC Staff comments and the Company’s ongoing reviews, the Company, in consultation with the Board of Directors, determined that the previously issued Consolidated Statement of Cash Flow presented in the Form 10-K filed on June 29, 2022, for the year ended March 31, 2022 had a clerical error in the cash paid for the License Agreement and we would make the necessary accounting corrections and restate such financial statement.

The errors included in addition to the incorrect amount shown as the cash paid through the end of the year for the License Agreement, the presentations did not follow the guidance under ASC 230-10 as to the future payments to be presented as financing activity.

Following is a comprehensive list of all revised adjustments made during the Restatement Process:

	As Previously Reported	Adjustments	As Revised
Cash Flow Statement for the year ended March 31, 2022
Prepaid expenses and other current assets	$(1,506,207)	$650,000	$(856,207)
Accounts payable	(2,657,052)	3,000,000	342,948
CASH USED IN OPERATING ACTIVITIES	(12,575,244)	3,650,000	(8,925,244)
Payments due on License Agreement	—	(3,000,000)	(1,250,000)
		2,400,000
		(650,000)
Payments made on License Agreement	—	(2,400,000)	(2,400,000)
CASH PROVIDED BY FINANCING ACTIVITIES	22,585,954	(3,650,000)	18,935,954